Note 2 - Summary of significant accounting policies: Cash (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Cash

Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities less than three months.

Restricted cash

Cash that is restricted as to withdrawal for use or pledged as security is reported as “Restricted cash” in the consolidated balance sheets. The Company’s restricted cash mainly represents the proceeds received through IPO deposited in the escrow account. It has been released to the company’s account in May 2025.